Statements of Earnings and Comprehensive Loss (Twelve Month and Month Ended 2017 Unaudited) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended			13 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Feb. 28, 2017	Mar. 31, 2017
Statement Line Items [Line Items]
Research and development expenses, net of government assistance	$ (426)	$ (38,366)	$ (15,669)	$ (7,227)	$ (7,653)
General and administrative expenses	(292)	(6,649)	(4,027)	(3,265)	(3,557)
Loss from operating activities	(718)	(45,015)	(19,696)	(10,492)	(11,210)
Financial expenses	(51)	(6,551)	(1,808)	(115)	(166)
Net loss and comprehensive loss before income tax	(769)	(51,566)	(21,504)	(10,607)	(11,376)
Deferred income tax recovery				129	129
Net loss and total comprehensive loss	$ (769)	$ (51,566)	$ (21,504)	$ (10,478)	$ (11,247)
Basic and diluted loss per share (in CAD per share)	$ (0.05)	$ (0.95)	$ (1.23)	$ (0.97)	$ (1.01)
Weighted average number of shares outstanding (in shares)	14,702,556	54,290,295	17,486,515	10,788,075	11,094,512